Other income - Summary of other income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Material income and expense [abstract]
Net foreign exchange gain		$ 5
Payroll tax rebate	2	2
Subsidies and grants		20	9
Reimbursement of expenses			25
Research and development rebate		968	1,431
Other income	$ 2	$ 995	$ 1,465